COMMON STOCK	12 Months Ended
Jun. 30, 2017
Equity [Abstract]
COMMON STOCK
8.	COMMON STOCK

a)	Issuances

2017	Issuances

On February 14, 2017, the Company completed the first tranche closing (the “First Tranche Closing”) of a non-brokered private placement of units (each a “Unit”) (the “February 2017 Offering”). The First Tranche Closing consisted of the issuance of 3,860,800 Units at a price of C$0.70 per Unit, for gross proceeds of C$2.7 million.

Each Unit consists of one Common Share and one transferable Common Share purchase warrant (each whole such warrant a “Warrant”), with each Warrant entitling the holder thereof to acquire one additional Common Share at a price of C$0.85 for a period of 36 months from their date of issuance.

On February 28, 2017, the Company completed the second and final tranche closing (the “Final Closing”) of the February 2017 Offering. The Final Closing consisted of the issuance of 3,503,989 units including 2,964,682 units dated February 21, 2017, and 539,307 units dated February 28, 2017 (collectively, the “Final Closing Units”), at a price of C$0.70 per Unit, for gross aggregate proceeds of C$2.5 million. Each Final Closing Unit consists of one Common Share and one transferable Common Share purchase warrant (a “Warrant”), with each Warrant entitling the holder thereof to acquire one additional Common Share at a price of C$0.85 for a period of three years from Unit issuance. The Company paid cash commissions of C$88 and issued 78,342 broker warrants (having the same terms as the Warrants) in connection with the Final Closing to brokers outside of the United States. The broker warrants were valued at C$26 using a risk-free rate of 0.75%, expected volatility of 81.27% and expected life of three years.

2016 Issuances

On January 19, 2016, the Company closed a private placement and issued 9,074,835 units (each a “Unit”) at a price of C$0.57 per Unit, resulting in total gross proceeds of $3,750. Each Unit consisted of one Common Share of the Company and one transferable Common Share purchase warrant (a “Private Placement Warrant”). Each Private Placement Warrant is exercisable to acquire one additional Common Share of the Company for a period of three years at a price of C$0.75 per Common Share. In addition, the Company issued 75,450 broker warrants at closing, under the same terms as a Private Placement Warrant. The fair value of the broker warrants of $15 was estimated based on the Black-Scholes pricing model using a risk-free interest rate of 0.75%, an expected dividend yield of 0%, a volatility of 100.13%, and an expected life of three years.

2015 Issuances

In February 2015, the Company announced it had closed a partially brokered and partially non-brokered private placement of 2,914,000 special warrants (“2015 Warrants”) at an issue price of C$0.75 to raise aggregate gross proceeds of $1,722. Each 2015 Warrant is exchangeable at any time after the closing date of the offering into one unit of the Company; each unit consists of one Common Share of the Company and one Common Share purchase warrant. Each warrant entitled the holder to acquire one additional Common Share at a price of C$1.00 per share until February 27, 2017. The Company filed a prospectus and obtained the required receipt for that prospectus on March 23, 2015 and qualified the distribution of 2,914,000 2015 Warrants which were deemed exercised on March 30, 2015.

The agent, Mackie Research Capital Corporation (“MRCC”) received a cash commission equal to 6.5% of the gross proceeds of the brokered portion of the offering being $112 and 182,910 compensation warrants. The broker warrants are exercisable into Common Shares at a price C$0.85 per share until February 27, 2017. The fair value of the agent warrants of $79 was estimated based on the Black-Scholes pricing model using a risk-free interest rate of 1.25%, an expected dividend yield of 0%, a volatility of 100.95%, and an expected life of 2.0 years. Total cash issue costs including agents’ commission, legal and filing fees were $230.

In November 2014, the Company announced it had closed a partially brokered and partially non-brokered private placement of 19,245,813 special warrants (“2014 Special Warrants”) at an issue price of C$0.55 to raise aggregate gross proceeds of $8,846. Each 2014 Special Warrant is exchangeable at any time after the closing date of the offering into one unit of the Company; each unit consists of one Common Share of the Company and one Common Share purchase warrant. Each warrant entitles the holder to acquire one additional Common Share at a price of C$0.65 per share until November 10, 2016. The Company filed a prospectus and obtained the required receipt for that prospectus on January 14, 2015 and qualified the distribution of 19,245,813 2014 Special Warrants which were deemed exercised on January 19, 2015.

The agent, MRCC received a cash commission equal to 6.5% of the gross proceeds of the brokered portion of the offering and 205,304 non-transferable compensation units. The broker warrants are exercisable into units having the same terms as the units issued under the Offering. Each unit entitles the agent to purchase a unit at a price of C$0.55 each. Each unit consists of one Common Share and one warrant exercisable at a price of C$0.65 per share until November 10, 2016. The fair value of the agent warrants of $108 was estimated based on the Black Scholes pricing model using a risk-free interest rate of 1.25%, an expected dividend yield of 0%, a volatility of 108.9%, and an expected life of two years. Total cash issue costs including agents’ commission, legal and filing fees was $300.

b)	Stock Options

The Company has a rolling stock option plan (the “Plan”) whereby the Company may grant stock options to executive officers and directors, employees, and consultants at an exercise price to be determined by the board of directors, provided the exercise price is not lower than the market value on the date of grant. The Plan provides for the issuance of up to 10% of the Company’s issued Common Shares as at the date of grant with each stock option having a maximum term of five years. The board of directors has the exclusive power over the granting of options and their vesting provisions.

Stock option transactions are summarized as follows:

	Number of	Weighted Average
	Options	Exercise Price
Balance, July 1, 2014	7,060,000	C$	0.19
Granted	7,320,000	C$	0.76
Exercised	(6,250,000)	C$	0.20
Cancelled/expired	(25,000)	C$	0.30
Balance, June 30, 2015	8,105,000	C$	0.69
Granted	5,875,000	C$	0.62
Exercised	(1,415,000)	C$	0.38
Cancelled/expired	(1,100,000)	C$	0.75
Balance June 30, 2016	11,465,000	C$	0.69
Granted	6,360,000	C$	0.78
Exercised	(150,000)	C$	0.62
Cancelled/expired	(1,070,000)	C$	0.66
Balance June 30, 2017	16,605,000	C$	0.73
Number of options currently exercisable	9,281,250	C$	0.71

The following table summarizes the information and assumptions used to determine option costs:

	Year ended June 30,
	2017	2016	2015
Fair value per option granted during the period (C$)	$0.42	$0.30	$0.42
Risk-free interest rate	0.75%	0.75%	1.25%
Expected dividend yield	0%	0%	0%
Expected stock price volatility (historical basis)	92.9%	98.2%	105.6%
Expected option life in years	2.15	2.15	2.15

The following table summarizes information about stock options outstanding at June 30, 2017:

Exercise		Number	Aggregate		Number	Aggregate
price	Expiry date	outstanding	Intrinsic Value		exercisable	Intrinsic Value
C$0.62	January 19, 2021	5,275,000	C$	686	3,956,250	C$	514
C$0.65	July 28, 2017	1,250,000		125	1,250,000		125
C$0.76	September 2, 2017	500,000		—	500,000		—
C$0.76	March 6, 2022	5,650,000		—	—		—
C$0.80	December 22, 2017	2,720,000		—	2,720,000		—
C$0.94	April 28, 2018	500,000		—	500,000		—
C$0.96	July 21, 2021	710,000		—	355,000		—
Balance June 30, 2017		16,605,000	C$	811	9,281,250	C$	639

The aggregate intrinsic value in the preceding table represents the total intrinsic value, based on the Company’s closing stock price of C$0.75 as of June 30, 2017, which would have been received by the option holders had all option holders exercised their options as of that date. The total number of in-the-money options vested and exercisable as of June 30, 2017 was 5,206,250. The total intrinsic value of options exercised during the year ended June 30, 2017 was $14.

As of June 30, 2017, there was $848 of unrecognized compensation cost related to unvested share-based compensation arrangements granted under the Plan. The cost is expected to be recognized over a weighted average period of approximately 14 months.

c)	Warrants

Warrant transactions are summarized as follows:

		Weighted average
	Warrants	exercise price
Balance, July 1, 2014	1,064,140	C$	0.25
Granted:
Warrants: November financing	19,245,813	C$	0.65
Warrants: March financing	2,914,000	C$	1.00
Agents’ warrants: November financing	205,304	C$	0.55
Agents’ warrants: November financing	205,304	C$	0.65
Agents’ warrants: March financing	182,910	C$	0.85
Agents’ advisory warrants*	750,000	C$	0.55
Agents’ sponsorship warrants**	250,000	C$	0.60
ThyssenKrupp offtake agreement***	8,569,000	C$	0.67
Exercised	(5,125,805)	C$	0.35
Expired	—		—
Balance, June 30, 2015	28,260,666	C$	0.73
Granted:
Lind Warrants	3,125,000	C$	0.72
January 2016 Private Placement	9,074,835	C$	0.75
Broker warrants: January 2016 Private Placement	75,450	C$	0.75
Advisory Warrants*	750,000	C$	0.65
Sponsorship warrants**	250,000	C$	0.65
Exercised	(11,733,766)	C$	0.65
Expired	(7,068,500)	C$	0.67
Balance June 30, 2016	22,733,685	C$	0.75
Granted:
Lind First Tranche Warrants	890,670	C$	0.90
February 2017 Private Placements	7,364,789	C$	0.85
Broker Warrants: February 2017 Private Placement	78,342	C$	0.85
Exercised	(3,447,137)	C$	0.65
Expired	(7,011,263)	C$	0.79
Balance June 30, 2017	20,609,086	C$	0.79

*	Pursuant to a financial services advisory agreement with Mackie Research Capital Corporation (“MRCC”) the Company issued 500,000 advisory warrants on December 4, 2014 and 250,000 advisory warrants on January 14, 2015. Each advisory warrant entitled MRCC to purchase a unit of the Company at a price of C$0.55 each, on or before December 4, 2016. Each such unit consisted of one Common Share and one warrant exercisable at a price of C$0.65 per share until December 4, 2016. These units were exercised during the year ended June 30, 2016, resulting in the granting of an additional 750,000 warrants.

**	Pursuant to a sponsorship agreement between MRCC and the Company in connection with the Company’s graduation to the Toronto Stock Exchange, the Company issued 250,000 sponsorship warrants on January 14, 2015, entitling MRCC to purchase units of the Company at C$0.60 per unit until January 14, 2017. Each such unit consisted of one Common Share and one warrant exercisable at C$0.65 per share until January 14, 2017. These units were exercised during the year ended June 30, 2016, resulting in the granting of an additional 250,000 warrants.
***	The Company entered into an offtake agreement with ThyssenKrupp Metallurgical Products GmbH (“ThyssenKrupp”) whereby ThyssenKrupp will purchase 50% of future ferroniobium production up to 3,750 metric tons from the Elk Creek property for an initial term of ten years from commencement of commercial production which may be extended by mutual agreement of the parties. The Agreement presupposes the Company obtaining project financing, obtaining all necessary approvals and constructing a mine at Elk Creek. Pursuant to the agreement, the Company granted ThyssenKrupp a non-transferable warrant to acquire 8,569,000 Common Shares of the Company at an exercise price of C$0.67 per Common Share, which expired on December 12, 2015.

At June 30, 2017, the Company has outstanding exercisable warrants, as follows:

Number	Exercise Price		Expiry Date
3,125,000	C$	0.72	December 22, 2018
9,150,285	C$	0.75	January 19, 2019
3,860,800	C$	0.85	February 14, 2020
2,964,682	C$	0.85	February 21, 2020
617,649	C$	0.85	February 28, 2020
890,670	C$	0.90	March 31, 2020
20,609,086

On April 20, 2016, the Company announced an early warrant exercise program (the “Program”) designed to encourage the early exercise of (unlisted) share purchase warrants exercisable at C$0.65 that otherwise expire on November 10, 2016 (the “November 2016 Warrants”). The Program and its commencement were approved at a Special Meeting of Shareholders held on Tuesday May 17, 2016.

The warrant exercise program closed on June 17, 2016, resulting in gross proceeds of C$4,807. A total of 7,394,822 C$0.65 share purchase warrants expiring November 10, 2016 were exercised during the incentive period, representing about 47.6% of all C$0.65 Warrants outstanding and 66% of warrant holders eligible to participate. Each holder who exercised one warrant during the program received 1.11029 Common Shares, representing one warrant share and 0.11029 of a Common Share, as the incentive portion. A total of 8,210,394 Common Shares were issued under the program, which was previously approved by our shareholders on May 17, 2016. The Company recognized a warrant expense of $535 in other operating expenses in the consolidated statement of operations related to the fair market value of the incentive shares issued.